Client Name:
Client Project Name:	CIM 2023-I2
Start - End Dates:	3/24/2022 - 3/25/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	1

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
XXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XXXX	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Not Applicable
XXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable